Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
Accounting for leases
IFRS 16 applies to all leases with the exception of licences of intellectual property, rights held by licensing agreements within the scope of IAS 38 Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41 Agriculture and leases of minerals, oil, natural gas and similar non-regenerative resources. IFRS 16 includes an accounting policy choice for a lessee to elect not to apply IFRS 16 to remaining assets within the scope of IAS 38 Intangible Assets which the Group has decided to apply.
When the Group is the lessee, it is required to recognise both:
▪A lease liability, measured at the present value of remaining cash flows on the lease, and
▪A right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.
Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease. The lease liability is remeasured when there is a change in one of the following:
▪Future lease payments arising from a change in an index or rate;
▪The Group’s estimate of the amount expected to be payable under a residual value guarantee; or
▪The Group’s assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in the income statement if the carrying amount of the ROU asset has been reduced to nil.
On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.
The Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases the lease payments are recognised as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.
When the Group is the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease which confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.
When the lease is deemed a finance lease, the leased asset is not held on the balance sheet; instead a finance lease receivable is recognised representing the minimum lease payments receivable under the terms of the lease, discounted at the rate of interest implicit in the lease.
When the lease is deemed an operating lease, the lease income is recognised on a straight-line basis over the period of the lease unless another systematic basis is more appropriate. The Group holds the leased assets on balance sheet within property, plant and equipment.
As a Lessor
Finance lease receivables are included within loans and advances at amortised cost.
The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date.

	2022				2021
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	14	(1)	13	—	29	(3)	26	—
One to two years	9	(1)	8	—	19	(2)	17	—
Two to three years	2	—	2	—	6	—	6	—
Three to four years	1	—	1	—	2	—	2	—
Four to five years	1	—	1	—	1	—	1	—
Over five years	1	—	1	—	1	—	1	—
Total	28	(2)	26	—	58	(5)	53	—
Barclays Asset Finance provided leasing and other asset finance facilities across a broad range of asset types to business and individual customers.There is no impairment allowance for finance lease receivables in current and previous year.
The Group does not have any material operating leases as a lessor.
Finance lease income
Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

	2022	2021
	£m	£m
Finance income from net investment in lease	2	21
Profit on sales	—	1
As a Lessee
The Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, Barclays will sublease property to third parties when it is no longer needed to meet business requirements. Currently, Barclays does not have any material subleasing arrangements.
ROU asset balances relate to property leases only. Refer to Note 20 for the carrying amount of ROU assets.
The total expenses recognised during the year for short term leases were £1m (2021: £3m). The portfolio of short term leases to which Barclays is exposed at the end of the year is not dissimilar to the expenses recognised in the year.

Lease liabilities
	2022	2021
	£m	£m
As at 1 January	1,317	1,444
Interest expense	56	64
New leases	42	43
Disposals	(13)	(54)
Cash payments	(239)	(258)
Exchange and other movements	53	78
As at 31 December (see Note 23)	1,216	1,317

The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis
	2022	2021
	£m	£m
Not more than one year	229	230
One to two years	216	215
Two to three years	193	197
Three to four years	160	182
Four to five years	140	149
Five to ten years	457	503
Greater than ten years	105	163
Total undiscounted lease liabilities as at 31 December	1,500	1,639
In addition to the cash flows identified above, Barclays is exposed to:
▪Variable lease payments: This variability will typically arise from either inflation index instruments or market-based pricing adjustments. Currently, Barclays has 401 (2021: 609) leases out of the total 896 (2021: 1,111) leases which have variable lease payment terms based on market-based pricing adjustments. Of the gross cash flows identified above, £1,087m (2021: £1,196m) is attributable to leases with some degree of variability predominately linked to market-based pricing adjustments.
▪Extension and termination options: The table above represents Barclays' best estimate of future cash outflows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £516m (2021: £434m) for leases where Barclays is highly expected to exercise an early termination option. However, there is no significant impact where Barclays is expected to exercise an extension option.
In 2022, the Group recorded a one-off gain of £88m from sale and leaseback (2021: £33m).
The Group does not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.